Stock-Based Compensation - Summary Of Stock Option plan Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Available for Grant, Beginning Balance	2,564,190	2,818,286	2,818,286	2,982,792
Number of Shares Available for Grant, Additional shares authorized	486,975
Number of Shares Available for Grant, Options granted	(2,587,516)	(188,920)	(287,720)	(537,200)
Number of Shares Available for Grant, Options exercised		0	0	0
Number of Shares Available for Grant, Options cancelled and forfeited	27,354	30,641	33,624	372,694
Number of Shares Available for Grant, Ending Balance	491,003	2,660,007	2,564,190	2,818,286	2,982,792
Number of Shares Underlying Outstanding Options, Beginning Balance	1,157,769	903,700	903,700	779,166
Number of Shares Underlying Outstanding Options, Options granted	2,587,516	188,920	287,720	537,200
Number of Shares Underlying Outstanding Options, Options exercised	(20,539)	0	0	(40,000)
Number of Shares Underlying Outstanding Options, Options cancelled and forfeited	(27,354)	(30,641)	(33,651)	(372,666)
Number of Shares Underlying Outstanding Options, Ending Balance	3,697,392	1,061,979	1,157,769	903,700	779,166
Number of Shares Underlying Outstanding Options, Vested and expected to vest	3,697,392	1,061,979	1,157,769	903,700
Number of Shares Underlying Outstanding Options, Exercisable	867,272	751,267	701,122	260,205
Weighted- Average Exercise Price per Share, Beginning Balance	$ 0.72	$ 0.69	$ 0.69	$ 0.44
Weighted- Average Exercise Price per Share, Options granted	1.00	0.82	0.81	0.87
Weighted- Average Exercise Price per Share, Options exercised	0.69	0		0.41
Weighted- Average Exercise Price per Share, Options cancelled and forfeited	0.65	0.82	0.75	0.45
Weighted- Average Exercise Price per Share, Ending Balance	0.92	0.71	0.72	0.69	$ 0.44
Weighted- Average Exercise Price per Share, Vested and expected to vest	0.92	0.71	0.72	0.69
Weighted- Average Exercise Price per Share, Exercisable	$ 0.70	$ 0.68	$ 0.66	$ 0.45
Weighted- Average Remaining Contractual Term (in years)	8 years 8 months 12 days	7 years 10 months 24 days	7 years 9 months 18 days	8 years 4 months 24 days	7 years
Weighted- Average Remaining Contractual Term (in years), Vested and expected to vest	8 years 8 months 12 days	7 years 10 months 24 days	7 years 9 months 18 days	8 years 4 months 24 days
Weighted- Average Remaining Contractual Term (in years), Exercisable	6 years 9 months 18 days	7 years 8 months 12 days	7 years 4 months 24 days	7 years
Aggregate Intrinsic Value, Beginning Balance	$ 243	$ 138	$ 138	$ 336
Aggregate Intrinsic Value, Options exercised				18
Aggregate Intrinsic Value, Ending Balance	231	135	243	138	$ 336
Aggregate Intrinsic Value, Vested and expected to vest	231	135	243	138
Aggregate Intrinsic Value, Exercisable	$ 202	$ 112	$ 187	$ 94